Cover	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity File Number	001-41929
Entity Registrant Name	ARRIVENT BIOPHARMA, INC.
Entity Central Index Key	0001868279
Entity Tax Identification Number	86-3336099
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18 Campus Boulevard
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Newtown Square
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19073
City Area Code	628
Local Phone Number	277-4836
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	AVBP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false